Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions
5.	Related Party and Party-In-Interest Transactions
The recordkeeping and custody functions for the underlying investments held by the Plan are performed by affiliates of Fidelity . Certain investments of the Plan are shares of mutual funds advised by affiliates of Fidelity . Another investment in the Plan is an investment fund comprised primarily of shares of common stock (“Employer stock fund”) issued by ING Groep N.V. (“ING”). ING is the ultimate parent of the Company as defined by the Plan. The Plan held 326,276.420 and 409,479.941 shares valued at $9,135,740 and $6,416,551 as of December 31, 2025 and 2024, respectively. For the year ended December 31, 2025, dividends of $506,662 were received by the Plan from the Company and the Plan purchased 41,934.271 shares and sold 125,137.792 shares.
Additionally, the Plan issues notes to participants, which are secured by the balance in the participants’ accounts. All of these transactions qualify as party-in-interest
transactions.